Employee Benefit Plans - Pension and Postretirement Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Change in fair value of plan assets
Fair value, January 1	$ 24,133
Fair value, December 31	23,505	$ 24,133
Qualified Pension Plan
Change in fair value of plan assets
Fair value, January 1	18,614	18,276
Actual return on plan assets	199	1,261
Company contributions	0	0
Plan participant contributions	0	0
Settlements and curtailments	0	0
Benefits paid	(851)	(923)
Fair value, December 31	17,962	18,614	$ 18,276
Change in projected benefit obligation
Projected benefit obligation, January 1	15,508	14,145
Service cost	0	0	0
Interest cost	621	665	623
Plan participant contributions	0	0
Plan amendments	0	0
Settlements and curtailments	0	0
Actuarial loss (gain)	(817)	1,621
Benefits paid	(851)	(923)
Projected benefit obligation, December 31	14,461	15,508	14,145
Amount recognized, December 31				$ 3,501	$ 3,106
Funded status, December 31
Accumulated benefit obligation				14,461	15,508
Overfunded (unfunded) status of ABO				3,501	3,106
Provision for future salaries				0	0
Projected benefit obligation	15,508	14,145	14,145	$ 14,461	$ 15,508
Weighted-average assumptions, December 31
Discount rate				4.51%	4.12%
Non-U.S. Pension Plans
Change in fair value of plan assets
Fair value, January 1	2,564	2,457
Actual return on plan assets	342	256
Company contributions	58	84
Plan participant contributions	1	1
Settlements and curtailments	(7)	(5)
Benefits paid	(78)	(68)
Foreign currency exchange rate changes	(142)	(161)
Fair value, December 31	2,738	2,564	2,457
Change in projected benefit obligation
Projected benefit obligation, January 1	2,688	2,580
Service cost	27	29	32
Interest cost	93	109	98
Plan participant contributions	1	1
Plan amendments	(1)	1
Settlements and curtailments	(7)	(6)
Actuarial loss (gain)	(2)	208
Benefits paid	(78)	(68)
Foreign currency exchange rate changes	(141)	(166)
Projected benefit obligation, December 31	2,580	2,688	2,580
Amount recognized, December 31				$ 158	$ (124)
Funded status, December 31
Accumulated benefit obligation				2,479	2,582
Overfunded (unfunded) status of ABO				259	(18)
Provision for future salaries				101	106
Projected benefit obligation	2,688	2,580	2,580	$ 2,580	$ 2,688
Weighted-average assumptions, December 31
Discount rate				3.59%	3.56%
Rate of compensation increase				4.64%	4.70%
Nonqualified and Other Pension Plans
Change in fair value of plan assets
Fair value, January 1	2,927	2,720
Actual return on plan assets	14	336
Company contributions	97	97
Plan participant contributions	0	0
Settlements and curtailments	0	0
Benefits paid	(233)	(226)
Fair value, December 31	2,805	2,927	2,720
Change in projected benefit obligation
Projected benefit obligation, January 1	3,329	3,070
Service cost	0	1	1
Interest cost	122	133	120
Plan participant contributions	0	0
Plan amendments	0	0
Settlements and curtailments	0	0
Actuarial loss (gain)	(165)	351
Benefits paid	(233)	(226)
Projected benefit obligation, December 31	3,053	3,329	3,070
Amount recognized, December 31				$ (248)	$ (402)
Funded status, December 31
Accumulated benefit obligation				3,052	3,329
Overfunded (unfunded) status of ABO				(247)	(402)
Provision for future salaries				1	0
Projected benefit obligation	3,329	3,070	3,070	$ 3,053	$ 3,329
Weighted-average assumptions, December 31
Discount rate				4.34%	3.80%
Rate of compensation increase				4.00%	4.00%
Postretirement Health and Life Plans
Change in fair value of plan assets
Fair value, January 1	28	72
Actual return on plan assets	0	6
Company contributions	79	53
Plan participant contributions	127	129
Settlements and curtailments	0	0
Benefits paid	(247)	(248)
Federal subsidy on benefits paid	13	16
Fair value, December 31	0	28	72
Change in projected benefit obligation
Projected benefit obligation, January 1	1,346	1,356
Service cost	8	8	9
Interest cost	48	58	54
Plan participant contributions	127	129
Plan amendments	0	0
Settlements and curtailments	0	0
Actuarial loss (gain)	(141)	29
Benefits paid	(247)	(248)
Federal subsidy on benefits paid	13	16
Foreign currency exchange rate changes	(2)	(2)
Projected benefit obligation, December 31	1,152	1,346	1,356
Amount recognized, December 31				$ (1,152)	$ (1,318)
Funded status, December 31
Projected benefit obligation	$ 1,346	$ 1,356	$ 1,356	$ 1,152	$ 1,346
Weighted-average assumptions, December 31
Discount rate				4.32%	3.75%